Stockholders’ Equity - 2 (Details) - USD ($)																																																						1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 09, 2026	Jan. 01, 2026	Dec. 31, 2025	Dec. 26, 2025	Dec. 05, 2025	Dec. 01, 2025	Nov. 09, 2025	Nov. 05, 2025	Nov. 04, 2025	Nov. 01, 2025	Oct. 31, 2025	Oct. 30, 2025	Oct. 21, 2025	Sep. 16, 2025	Sep. 09, 2025	Jun. 30, 2025	Jun. 27, 2025	Jun. 25, 2025	Jun. 23, 2025	May 06, 2025	Mar. 04, 2025	Feb. 27, 2025	Feb. 07, 2025	Feb. 01, 2025	Jan. 17, 2025	Jan. 06, 2025	Jan. 02, 2025	Dec. 25, 2024	Dec. 23, 2024	Dec. 20, 2024	Nov. 26, 2024	Nov. 18, 2024	Nov. 12, 2024	Nov. 11, 2024	Aug. 31, 2024	Aug. 22, 2024	Aug. 20, 2024	Aug. 09, 2024	Jul. 31, 2024	Jul. 26, 2024	Jun. 26, 2024	Jun. 07, 2024	Apr. 22, 2024	Apr. 08, 2024	Apr. 03, 2024	Mar. 25, 2024	Mar. 22, 2024	Mar. 21, 2024	Mar. 06, 2024	Feb. 28, 2024	Feb. 01, 2024	Jan. 10, 2024	Feb. 07, 2023	Dec. 31, 2026	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Feb. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2026	Nov. 27, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Feb. 29, 2024
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized			20,000,000																																																						20,000,000			20,000,000			20,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001																																																						$ 0.001			$ 0.001			$ 0.001
Percentage holder prior to the issuance shares of preferred stock																																																									9.99%			9.99%
Shares issued	800,200			40,404													3,000		100	4,500											1,992			16,667	125,000																													33,837
Percentage of common stock outstanding			4.99%																																																						4.99%			4.99%			4.99%
Fair value of services (in Dollars)																	$ 109,500
Price per share, subject to adjustment (in Dollars per share)							$ 20					$ 100
Conversion price (in Dollars per share)							10					$ 20
Gain loss on settlement of debt (in Dollars)					$ 4,957																																																							$ (2,376)	$ 105,605
Shares fully vested stock options														5,406
Exercise price (in Dollars per share)														$ 7.4
Additional stock options shares														12,500
Exercise price vest shares																																																						3,125	3,125	3,125	3,125
Expiring term																																																												10 years
Cumulatively options (in Dollars)																																																												$ 100,271
Stock based compensation (in Dollars)																																																												$ 11,307,992	949,924		$ 3,567,402
Expensed amount (in Dollars)																																																														$ 24,216
Shares issued for settlement of accounts payable, description 1																																																		On February 28, 2024, the Company issued 115 shares at a fair value of $11,270 to a vendor to settle $2,300 in outstanding liabilities, resulting in a loss on settlement of liabilities of $8,970.
Shares issued for settlement of accounts payable, description 2																																																		On February 28, 2024, the Company issued 900 shares of common stock with a fair value of $88,200 to a vendor to settle $15,120 in outstanding liabilities, resulting in a loss on settlement of liabilities of $73,080.
Shares issued for settlement of accounts payable, description 3																																															On March 22, 2024, the Company issued 1,695 shares of common stock with a fair value of $203,370 to a vendor to settle $27,472 in outstanding liabilities, resulting in a loss on settlement of liabilities of $174,898.
Shares issued for settlement of accounts payable, description 4																																				On August 22, 2024, the Company issued 6,250 shares of common stock with a fair value of $121,250 to a vendor in exchange for $120,000, resulting in a loss on settlement of liabilities of $1,250. This issuance satisfied the first stage of a payment plan entered into relating to the termination of the Company’s lease at 419 Lafayette Street. See Lease Agreements for further details on the lease agreement and its settlement.
Shares issued for settlement of accounts payable, description 5																																	On November 12, 2024, Jessica Skube and the Company executed a settlement agreement for the matter of Skube v WHE Agency Inc., et al. As part of the agreement, Ms. Skube received 7,500 shares of the Company’s common stock, with an additional 1,750 shares of common stock issued in legal fees with a fair value of $145,410 to settle the outstanding balance of $191,360, resulting in a gain on settlement of liabilities of $45,950.
Shares issued for settlement of accounts payable, description 6																												On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 21,868 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of liabilities of $304,316.
Shares issued for settlement of accounts payable, description 7																													On December 23, 2024, the Company entered into agreements with 2 vendors to settle a total of $13,400 in accounts payable for 670 common shares with a fair value of $5,360, resulting in a gain on settlement of liabilities of $8,040.
Membership interest percentage																																																																			8.26%
Warrants exercise price (in Dollars per share)			$ 10																																																						$ 10			$ 10			$ 10
Expected life																																																												10 years			10 years	10 years
Total purchase price (in Dollars)								$ 69,127																																$ 109,000																							$ 14,439,924
Goodwill (in Dollars)			$ 0																																																						$ 0			$ 0			0	$ 5,415
Intangible Assets, net (in Dollars)			$ 28,043																																																						$ 25,258			25,258			$ 28,043
Shares issued for acquisition of consolidated subsidiary, description																																																																On February 27, 2025, the Company issued 52,807 shares of common stock with a fair value of $950,526 to the shareholders of Flewber Global, Inc. in exchange for their equity in Flewber Global, Inc. as part of the acquisition of that entity.
Sale of stock	800,200		22,500										110,450			10,000
Gross proceeds (in Dollars)																																																													$ 276,140
Net proceeds (in Dollars)																																																			$ 84,790
Stock based compensation, description																																																															On March 1, 2024, the Company issued 500 shares at a fair value of $51,100 to a vendor for services rendered. On May 17, 2024, these shares were then rescinded as part of a renegotiation of the agreement with this vendor.On April 22, 2024, the Company issued 572 shares at a fair value of $20,699 to a vendor for services rendered.On May 28, 2024, the Company issued 2,750 shares of common stock with a fair value of $99,000 to a vendor for services rendered.On March 5, 2024, the Company issued 500 shares at a fair value of $46,000 to a vendor for services rendered.On March 6, 2024, the Company issued 750 shares with a fair value of $69,750 to a vendor for services.On July 8, 2024, the Company issued 481 shares of common stock with a fair value of $10,288 to a vendor for services rendered.On July 24, 2024, the Company issued 8,250 shares with a fair market value of $155,100 to a vendor for services rendered.On August 20, 2024, the Company issued 500 shares of common stock with a fair value of $8,400 to 2 vendors for services rendered.On September 27, 2024, the Company issued 29 shares with a fair value of $217 to 2 directors of the Company for services rendered.On November 7, 2024, the Company issued 5,385 shares with a fair market value of $77,536 to consultants for services rendered.On December 18, 2024, the Company issued 260 shares with a fair market value of $2,079 to consultants for services rendered.
Common stock, shares authorized			3,000,000,000																																																						3,000,000,000			3,000,000,000			3,000,000,000
Percentage of issued and outstanding common stock	19.98%
Shares issued for acquisition of marketable securities, description																																																															On July 17, 2024, the Company acquired 0.5% of equity in Hollywall Entertainment Inc., in exchange for 829 shares of the Company’s common stock.On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 1,084 shares of the Company’s common stock.On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 1,992 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.On May 6, 2025, the Company acquired 17,000,000 shares in MineralRite Corporation, in exchange for 4,500 shares of the Company’s common stock.
Exercise of warrants to stock, description																																																															Between February 12, 2025, and February 26, 2025, the Company issued 224,820 shares of common stock pursuant to the cashless exercise of warrants.
Gross proceeds from warrant (in Dollars)																			$ 2,000																																												$ 2,000
Shares issued for rounding in reverse stock split, description																																																															On January 24, 2024, the Company effectuated a 1-for-500 reverse stock split. 3,554 shares with a fair value of $12,084 were issued pursuant to rounding from this reverse stock split.
			757,792																																																						770,188			770,188			757,792
Common stock, shares outstanding			757,783																																																						770,179			770,179			757,783
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity [Line Items]
Shares issued																		18,600			207				500		40
Fair value of services (in Dollars)																		$ 127,968			$ 3,094				$ 5,800		$ 264
Outstanding liabilities (in Dollars)																		372,000			1,250				$ 5,800		800
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																					21,675	2,000,000		1,750																			13,807
Fair value of services (in Dollars)																						$ 950,526	$ 2,122
Shares of restricted stock issued																						52,807	92
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity [Line Items]
Shares issued				40,404
Fair value of issuances (in Dollars)															$ 2,890,000
Aggregate fair value (in Dollars)				$ 78,010
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									(20,000,000)			(20,000,000)
Preferred stock, par value (in Dollars per share)																																																									$ 0.001			$ 0.001
Shares issued																																																			12,204
Mezzanine Equity [Member]
Stockholders’ Equity [Line Items]
			100,000,000																																																												100,000,000							100,000,000
Common stock, shares outstanding			100,000,000																																																												100,000,000							100,000,000
Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Percentage holder prior to the issuance shares of preferred stock																																																									4.99%			4.99%
PRISM Media Holdings Inc [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																	25.00%
PRISM MediaWire Inc [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																	25.00%
AIRHub Inc [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																	20.00%
Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Percentage of equity				21.73%
Vocal, Inc. [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity [Line Items]
Percentage of equity				21.73%
OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued				57,600
Percentage of equity				24.00%
Aggregate fair value (in Dollars)				$ 480,000
Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																																	5,778
Exercise price vest shares		6,000
Shares of restricted stock issued		36,634
Business Acquisitions [Member]
Stockholders’ Equity [Line Items]
Fair value of shares (in Dollars)			$ 367,609																																					$ 38,150																	$ 367,609			$ 367,609			$ 367,609
Business Acquisitions [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issue of shares																																								1,750																				52,807			52,807
Fair value of shares (in Dollars)			$ 950,526																																					$ (38,150)																	$ 950,526			$ 950,526			$ 950,526
Vocal, Inc. [Member]
Stockholders’ Equity [Line Items]
Total membership interests																																						3.01%																												1.70%			48.72%
OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized																																						50,000,000
Total membership interests																																																																		1.50%		1.50%	46.00%
Additional shares authorized																																						2,000,000
Common stock, shares authorized																																						1,000,000,000
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity [Line Items]
Gain loss on settlement of debt (in Dollars)																		$ 244,032			$ 1,844						$ 536
Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Accrued payable (in Dollars)														$ 36,820
Stock based compensation (in Dollars)																																																												$ 21,023			$ 55,031
Percentage of issued and outstanding common stock															19.98%
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																						1,050,000,000
Maximum [Member] | Subsequent Event [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																																																									51.00%			51.00%
Minimum [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)							$ 10
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																						1,000,000,000
Minimum [Member] | Subsequent Event [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																																																									20.00%			20.00%
PRISM Media Holdings Inc [Member]
Stockholders’ Equity [Line Items]
Shares issued																	5,000
Fair value of services (in Dollars)																	$ 182,500
PRISM MediaWire Inc [Member]
Stockholders’ Equity [Line Items]
Shares issued																	2,500
Fair value of services (in Dollars)																	$ 91,250
Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued														134
Percentage of issued and outstanding common stock															19.98%
Ownership rate	100.00%		80.00%											10.00%	19.98%				10.00%																																												80.00%
Fly Flyte, Inc. [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Ownership rate				41.73%
Fly Flyte, Inc. [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Ownership rate				20.00%
OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Ownership rate			20.00%																																																						20.00%			20.00%			20.00%	44.00%		1.50%
OG Collection, Inc. [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Ownership rate				44.00%
OG Collection, Inc. [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Ownership rate				20.00%
Series H Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized																																																									50,000			50,000
Preferred stock, shares issued			3,798						134																																																3,798			3,798			3,798	3,798
Preferred stock, shares outstanding			3,798																																																						3,798			3,798			3,798	3,798
Preferred stock, par value (in Dollars per share)			$ 100																																																						$ 100			$ 100			$ 100
Convertible notes payable at a price (in Dollars per share)																																																												$ 5.14
Shares issued																																																															50,000
Fair value of services (in Dollars)									$ 28,844
Series H Convertible Preferred Stock [Member] | Key Drivers [Member]
Stockholders’ Equity [Line Items]
Shares issued																																																																3,798
Series I Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized																																																									100,000			100,000
Preferred stock, shares issued																																																									37,812			37,812
Preferred stock, shares outstanding																																																									37,812			37,812
Preferred stock, par value (in Dollars per share)			$ 100																																																						$ 100			$ 100			$ 100
Convertible notes payable at a price (in Dollars per share)																																																												$ 20
Shares issued																	12,500																																									14,812
Original issue date																																																												18 months
Fair value of services (in Dollars)																	$ 456,250																																									$ 592,465
Series I Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares outstanding			37,812																																																												37,812
Series I Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																	25.00%
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity [Line Items]
Shares issued																		18,600			207				500		40
Fair value of services (in Dollars)																		$ 127,968			$ 3,094						$ 264
Outstanding liabilities (in Dollars)																		372,000			1,250						$ 800
Gain loss on settlement of debt (in Dollars)																		$ 244,032			$ 1,844
Shares issued for settlement of compensation to employees and consultants [Member]
Stockholders’ Equity [Line Items]
Shares issued																																							12,517		10,836	10,977	34,593
Fair value of services (in Dollars)																																							$ 367,998		$ 343,476	$ 392,968	$ 1,252,239
Gain loss on settlement of debt (in Dollars)																																							289,950		258,962	248,466	642,704
Shares fully vested stock options														5,406
Exercise price (in Dollars per share)														$ 0.37
Additional stock options shares														12,500
Exercise price vest shares																																																						3,125	3,125	3,125	3,125
Cumulatively options (in Dollars)																																																															$ 100,271
Stock based compensation (in Dollars)																																																															$ 66,730
Fair value of services exchange (in Dollars)																																							$ 78,048		$ 84,514	$ 144,502	$ 609,535
Shares issued for settlement of compensation to employees and consultants, description 2																																																															During the year ended December 31, 2024, the Company reversed the majority of the above conversions and rescinded 69,263 shares of common stock previously issued for the conversion of net pay owed to employees, officers, and directors, and payables to key consultants. The rescinded shares had a fair value of $581,807, and resulted in the reinstatement of $881,304 of the net pay owed to employees and payables and key consultants previously converted on April 22, June 7, June 26, and July 31, 2024.On October 1, 2024, the Company re-offered employees, officers, directors, and key consultants the ability to convert their payables into Preferred Series H stock, and issued 3,798 shares of Preferred Series H stock with a fair value of $755,422 in exchange for $379,405 in net pay owed to employees, officers, and directors, and payables to key consultants. These conversions resulted in a loss on settlement of debt of $376,017. The Series H Preferred shares issue contain all the standard terms and conditions under the certificate of destination for that class of stock, including conversion price adjustment upon the sale of equity at a lower price subsequent to the issuance of these shares. See Series H Convertible Preferred Stock for additional information on the terms of Series H Preferred.
Shares issued for settlement of compensation to employees and consultants [Member] | Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Accrued payable (in Dollars)														$ 36,820
Stock based compensation (in Dollars)																																																															$ 33,541
Common Stock Issued For Financing Fees [Member]
Stockholders’ Equity [Line Items]
Fair value of services (in Dollars)																																																					$ 2,122
Shares of restricted stock issued																																														150		175				700	89
Fair value (in Dollars)																																														$ 16,710		$ 21,700				$ 28,000
Common stock issued for financing fees, description																																																															On July 2, 2024, the Company issued 103 shares of common stock with a fair value of $2,431 to an investor for fees and penalties associated with a convertible note.
Shares Issued For Acquisition of Consolidated Subsidiary [Member]
Stockholders’ Equity [Line Items]
Shares of restricted stock issued																						52,807
Fair value (in Dollars)																						$ 950,526
Warrants issued																																								3,250
Warrants exercise price (in Dollars per share)																																								$ 24
Expected life																																								5 years
Goodwill (in Dollars)																																								$ 5,450
Intangible Assets, net (in Dollars)																																								$ 103,550
Shares Issued For Acquisition of Consolidated Subsidiary [Member] | Business Acquisitions [Member]
Stockholders’ Equity [Line Items]
Issue of shares																																								1,750
Fair value of shares (in Dollars)																																								$ 70,850
Membership interest percentage																																								100.00%
Shares Issued For Acquisition of Consolidated Subsidiary [Member] | Business Acquisitions [Member]
Stockholders’ Equity [Line Items]
Total purchase price (in Dollars)																																								$ 109,000
Cash Received For Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares of restricted stock issued																																																	358
Sale of stock																														5,000		1,334												500	500	1,193			358
Gross proceeds (in Dollars)																																												$ 25,000	$ 27,728	$ 83,872
Gross proceeds (in Dollars)																																																	$ 25,000
Warrants Outstanding Weighted Average Exercise Price (in Dollars per share)																														$ 20		$ 25												$ 100					$ 140
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted-Average Remaining Contractual Term																														5 years		5 years												5 years					5 years
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense) (in Dollars)																														$ 64,375		$ 114,000												$ 35,100					$ 33,215
Warrants purchase shares																														5,000		6,334												500
Net proceeds (in Dollars)																								$ 276,140						$ 40,000		$ 20,000
Cash Received For Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Sale of stock																								13,807
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity [Line Items]
Fair value of services (in Dollars)											$ 60,000											$ 450,000				$ 131,250
Outstanding liabilities (in Dollars)						$ 20,000
Gain loss on settlement of debt (in Dollars)						$ 2,557
Stock based compensation (in Dollars)											$ 19,890
Shares of restricted stock issued											10,000											25,000				6,250
Sale of stock																						25,000
Gross proceeds (in Dollars)																						$ 23,442
Recognized period amount (in Dollars)																										$ 109,250
Prepaid expense (in Dollars)																										21,875
Preferred series share																						14,812
Services to be provided by vendor (in Dollars)											$ 68,000
Shares issued for services					15,000	2,686				2,500
Fair value of issuances (in Dollars)					$ 157,800	$ 22,557				$ 15,000
Stock based compensation in Creatd Inc [Member] | Vendor [Member]
Stockholders’ Equity [Line Items]
Fair value of services (in Dollars)																										$ 22,377
Shares of restricted stock issued																										2,433
Common Stock [Member]
Stockholders’ Equity [Line Items]
Conversion price (in Dollars per share)																																																															$ 0.6
Common Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity [Line Items]
Shares of restricted stock issued																						23,442
Fair value (in Dollars)																						$ 187,583
Common Stock [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity [Line Items]
Additional shares authorized																																						1,050,000,000
Series I Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized			100,000																																																						100,000			100,000			100,000
Preferred stock, shares issued			37,812													14,812																																									37,812	14,812		37,812			37,812
Preferred stock, shares outstanding			37,812																																																						37,812			37,812			37,812
Preferred stock, par value (in Dollars per share)			$ 0.001																																																						$ 0.001			$ 0.001			$ 0.001
Series I Preferred Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity [Line Items]
Fair value of services (in Dollars)																						$ 592,465